Shareholders' Equity - Additional Information (Details) - USD ($)			5 Months Ended	6 Months Ended	12 Months Ended
	May 07, 2021	Oct. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Jan. 01, 2021	Sep. 30, 2020	Sep. 21, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred shares, authorized	62,072,064
Preferred shares, par value	$ 0.0001
Ordinary shares, authorized	79,000,000		79,000,000	79,000,000	79,000,000				79,000,000
Ordinary shares, par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Ordinary shares, issued			7,134,668	8,784,265	7,134,668				7,060,668
Ordinary shares, outstanding			7,134,668	8,784,265	7,134,668				7,060,668
Common stock voting rights	one vote				one vote
ACON S2 Acquisition Corp [Member]
Class of Stock [Line Items]
Preferred shares, authorized			5,000,000	5,000,000	5,000,000	5,000,000
Preferred shares, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, issued			0	0	0
Preferred shares, outstanding			0	0	0
Common stock voting rights			one vote for each share	one vote for each share
Common stock, conversion basis				Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one
Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Class of Stock [Line Items]
Ordinary shares, authorized			500,000,000	500,000,000	500,000,000
Ordinary shares, par value			$ 0.0001	$ 0.0001	$ 0.0001		0.0001	$ 0.0001
Issued or outstanding shares			25,000,000	25,000,000	25,000,000
Redemption Shares			21,558,398	21,803,833	21,558,398
Ordinary shares, issued			3,441,602	3,196,167	3,441,602
Ordinary shares, outstanding			3,441,602	3,196,167	3,441,602
Common Class A [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
Class of Stock [Line Items]
Redemption Shares			21,588,398		21,588,398
Common Class B [Member] | ACON S2 Acquisition Corp [Member]
Class of Stock [Line Items]
Ordinary shares, authorized			50,000,000	50,000,000	50,000,000
Ordinary shares, par value			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, issued			6,250,000	6,250,000	6,250,000
Ordinary shares, outstanding			6,250,000	6,250,000	6,250,000
Common stock subject to forfeiture			937,500	937,500	937,500
Underwriters consideration for over allotment			$ 0	$ 0
Over-allotment expiration date			Oct. 31, 2020	Oct. 31, 2020
Common stock shares forfeited due to non-exercise of over-allotment option in full or part by underwriters		937,500	937,500	937,500
Threshold percentage of founder shares to total shares outstanding			20.00%	20.00%
Common Class B [Member] | Founder Shareholders [Member] | ACON S2 Acquisition Corp [Member]
Class of Stock [Line Items]
Equity investment, ownership percentage			20.00%	20.00%	20.00%